Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2016
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Sep. 19, 2016
Document Effective Date	Sep. 28, 2016
Prospectus Date	Sep. 28, 2016
Barrett Growth Fund | Barrett Growth Fund
Prospectus:
Trading Symbol	BGRWX